CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2019
Summary of financial statements

	As of December 31,
	2019	2018
ASSETS
Non-current assets
Investment in subsidiaries	$5,179,975	$4,733,004

Total assets	$5,179,975	$4,733,004

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized, 5,000,000 shares issued and outstanding as of December 31, 2019 and 2018	5,000	5,000
Additional paid-in capital	4,579,116	4,579,116
Retained earnings	908,267	383,125
Accumulated other comprehensive loss	(312,408)	(234,237)
Total shareholders’ equity	5,179,975	4,733,004

Total liabilities and shareholders’ equity	$5,179,975	$4,733,004

	For the Years Ended
	December 31 2019	December 31 2018	December 31 2017

EQUITY IN EARNINGS OF SUBSIDIARIES	$437,904	$842,661	$869,006

NET INCOME	$437,904	$842,661	$869,006

FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(78,171)	(156,333)	244,234
COMPREHENSIVE INCOME ATTRIBUTABLE TO THE COMPANY	$359,733	$686,328	$1,113,240

For the Years Ended
	December 31 2019	December 31 2018	December 31 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$437,904	$842,661	$869,006
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiary	(437,904)	(842,661)	(869,006)
Net cash used in operating activities	-	-	-

CHANGE IN CASH	-	-	-

CASH, beginning of year	-	-	-

CASH, end of year	-	-	-